Condensed Statements of Changes In Temporary Equity And Permanent Deficit - USD ($)	Total	Capital Unit, Class A [Member]	Social Capital Suvretta Holdings Corp. III [Member]	Common Stock [Member] Social Capital Suvretta Holdings Corp. III [Member]	Additional Paid-in Capital [Member] Social Capital Suvretta Holdings Corp. III [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Social Capital Suvretta Holdings Corp. III [Member]	Member Units [Member] Capital Unit, Class A [Member]	Member Units [Member] Capital Unit, Class B [Member]	Common Class A [Member] Social Capital Suvretta Holdings Corp. III [Member]	Common Class A [Member] Common Stock [Member] Social Capital Suvretta Holdings Corp. III [Member]	Common Class B [Member] Social Capital Suvretta Holdings Corp. III [Member]	Common Class B [Member] Common Stock [Member] Social Capital Suvretta Holdings Corp. III [Member]
Beginning Balance at Dec. 31, 2019	$ 15,883,000					$ (79,615,000)		$ 95,000,000	$ 498,000
Units outstanding January 1, 2020 at Dec. 31, 2019								95,000,000
Equity-based compensation	730,000								730,000
Capital contribution(Value)	20,000,000							$ 20,000,000
Capital contribution(Shares)								20,000,000
Net loss	(26,749,000)	$ (26,749)				(26,749,000)
Ending Balance at Dec. 31, 2020	9,864,000					(106,364,000)		$ 115,000,000	1,228,000
Ending Balance (in shares) at Dec. 31, 2020								115,000,000
Capital contribution(Value)	20,000,000							$ 20,000,000
Capital contribution(Shares)								20,000,000
Equity-based compensation	175,000								175,000
Net loss	(11,609,000)	(11,609)				(11,609,000)
Ending Balance at Mar. 31, 2021			$ 19,818		$ 24,367		$ (5,182)						$ 633
Ending Balance (in shares) at Mar. 31, 2021													6,325,000
Ending Balance at Mar. 31, 2021	18,430,000					(117,973,000)		$ 135,000,000	1,403,000
Ending Balance (in shares) at Mar. 31, 2021								135,000,000
Beginning Balance at Dec. 31, 2020	9,864,000					(106,364,000)		$ 115,000,000	1,228,000
Units outstanding January 1, 2020 at Dec. 31, 2020								115,000,000
Capital contribution(Value)	71,500,000							$ 71,500,000
Capital contribution(Shares)								71,500,000,000
Equity-based compensation	699,000								699,000
Capital contribution(Shares)								71,500,000
Net loss	(55,146,000)	(55,146)				(55,146,000)
Ending Balance at Dec. 31, 2021			(8,387,619)		0		(8,388,308)				$ 64		$ 625
Ending Balance (in shares) at Dec. 31, 2021											640,000		6,250,000
Ending Balance at Dec. 31, 2021			$ 250,008,324	$ 250,008,324						$ 250,008,324
Ending Balance (in shares) at Dec. 31, 2021			25,000,000	25,000,000						25,000,000
Ending Balance at Dec. 31, 2021	26,917,000					(161,510,000)		$ 186,500,000	1,927,000
Ending Balance (in shares) at Dec. 31, 2021								186,500,000
Beginning Balance at Feb. 24, 2021			$ 0		0		0				$ 0		$ 0
Beginning Balance (in shares) at Feb. 24, 2021											0		0
Issuance of Class B ordinary shares to Sponsor			25,000		24,367								$ 633
Issuance of Class B ordinary shares to Sponsor (in shares)													6,325,000
Net loss			(5,182)				(5,182)			$ 0		$ (5,182)
Ending Balance at Mar. 31, 2021			19,818		24,367		(5,182)						$ 633
Ending Balance (in shares) at Mar. 31, 2021													6,325,000
Ending Balance at Mar. 31, 2021	18,430,000					(117,973,000)		$ 135,000,000	1,403,000
Ending Balance (in shares) at Mar. 31, 2021								135,000,000
Beginning Balance at Feb. 24, 2021			0		0		0				$ 0		$ 0
Beginning Balance (in shares) at Feb. 24, 2021											0		0
Issuance of Class B ordinary shares to Sponsor			25,000		24,367								$ 633
Issuance of Class B ordinary shares to Sponsor (in shares)													6,325,000
Sale of 25,000,000 Public Shares, net of underwriting discounts and offering expenses				$ 237,520,334
Sale of 25,000,000 Public Shares, net of underwriting discounts and offering expenses (shares)				25,000,000
Remeasurement of Class A ordinary shares to redemption value			(12,487,990)	$ 12,487,990	(6,424,311)		(6,063,679)			(12,487,990)
Capital contribution(Value)			6,400,000		6,399,936						$ 64
Capital contribution(Shares)											640,000
Equity-based compensation					8								$ (8)
Forfeiture of Founder Shares (share)													(75,000)
Net loss			(2,324,629)				(2,324,629)			(1,675,346)		(649,283)
Ending Balance at Dec. 31, 2021			(8,387,619)		0		(8,388,308)				$ 64		$ 625
Ending Balance (in shares) at Dec. 31, 2021											640,000		6,250,000
Ending Balance at Dec. 31, 2021			$ 250,008,324	$ 250,008,324						$ 250,008,324
Ending Balance (in shares) at Dec. 31, 2021			25,000,000	25,000,000						25,000,000
Ending Balance at Dec. 31, 2021	26,917,000					(161,510,000)		$ 186,500,000	1,927,000
Ending Balance (in shares) at Dec. 31, 2021								186,500,000
Remeasurement of Class A ordinary shares to redemption value			$ 8,324	$ (8,324)			8,324
Equity-based compensation	55,186,000								55,186,000
Capital contribution(Value)	5,550,000								5,550,000
Net loss	(67,486,000)	$ (67,486)	(3,981,025)			(67,486,000)	(3,981,025)			$ (3,200,799)		$ (780,226)
Ending Balance at Mar. 31, 2022			(12,360,320)		$ 0		$ (12,361,009)				$ 64		$ 625
Ending Balance (in shares) at Mar. 31, 2022											640,000		6,250,000
Ending Balance at Mar. 31, 2022			$ 250,000,000	$ 250,000,000						$ 250,000,000
Ending Balance (in shares) at Mar. 31, 2022			25,000,000	25,000,000						25,000,000
Ending Balance at Mar. 31, 2022	$ 20,167,000					$ (228,996,000)		$ 186,500,000	$ 62,663,000
Ending Balance (in shares) at Mar. 31, 2022								186,500,000